Note 9 - Long-Term Investments (Detail) - Summary of Long-Term Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost method
	$ 15,530,000	$ 15,939,000
Etrend [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	943,000	791,000
Total [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	943,000	791,000
Sigurd Cayman [Member]
Cost method
Cost Method Investments	7,200,000	7,200,000
X-FAB [Member]
Cost method
Cost Method Investments	4,968,000	4,968,000
PVEF [Member]
Cost method
Cost Method Investments	497,000	942,000
GEM [Member]
Cost method
Cost Method Investments	78,000	78,000
EMC [Member]
Cost method
Cost Method Investments	1,844,000	1,960,000
Total Cost Method Investments [Member]
Cost method
	14,587,000	15,148,000
Total Long Term Investments [Member]
Available-for-sale securities – noncurrent
Available For Sale - Noncurrent	$ 15,530,000	$ 15,939,000